DEBT - Lessor VIE Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2018
Debt Instrument [Line Items]
Loan facility	$ (1,474,941)	$ (1,240,583)
Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility	(314,466)
Hilli | Long-term debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception			$ (840,000)
Loan facility	$ (96,100)
Hilli Lessor VIE | Long-term debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan duration (in years)	8 years
Hilli Lessor VIE | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception			$ (120,000)
Loan facility	$ (218,300)
CSSC VIE debt - FLNG Hilli facility | Secured debt
Debt Instrument [Line Items]
Loan facility	$ (314,466)	(396,125)
Payments of debt issuance costs		$ 6,300